Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment and intangible assets

As at December 31	2020	2019
Canada	$986	$1,282
United States	10,131	—
Barbados	7,105	9,599

	$18,222	$10,881

Summary of Operating segments
Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2020:

	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$11,270	$340	$11,610

Operating expenses	(19,386)	(331)	(19,717)

Finance income (expense), net	767	(2)	765
Foreign exchange gain, net	497	—	497
Net loss before income taxes	$(6,852)	$7	$(6,845)